Income Taxes - Reconciliation of Changes in Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 513	$ 487	$ 474
Additions for tax positions taken in prior years	141	35	14
Additions for tax positions taken in the current year	3	3	7
Exam resolutions	(302)	(8)	(1)
Statute expirations	(5)	(4)	(7)
Balance at end of period	$ 350	$ 513	$ 487